SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 5,781,000	$ 4,675,328	$ 4,451,256	$ 3,981,239
Restricted cash	296,322	296,322	296,322	$ 296,322
Marketable securities	3,497,166	3,373,358	2,345,984
Fair value of financial assets and liabilities	9,574,488	8,345,008	4,451,256
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	5,781,000	4,675,328	4,451,256
Restricted cash	296,322	296,322	296,322
Marketable securities	3,497,166	3,373,358	2,345,984
Fair value of financial assets and liabilities	9,574,488	8,394,754	4,451,256
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Marketable securities	0	0	0
Fair value of financial assets and liabilities	0	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Marketable securities	0	0	0
Fair value of financial assets and liabilities	$ 0	$ 0	$ 0